REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	Years Ended
	2024	2023
Services and products transferred at a point in time	$49,466	$788,179
Services and products transferred over time	77,370	1,232,792
Total revenue	$126,836	$2,020,971

Schedule of revenue by source

	Years Ended
	2024	2023
Products	$0	329,400
Services	126,836	1,691,571
Total revenue	$126,836	$2,020,971

Schedule of revenue by geographic destination

	Years Ended
	2024	2023
North America	$–	$437,536
United Kingdom	126,836	1,583,435
Rest of world	–	–
Total revenue	$126,836	$2,020,971

Schedule of roll forward of contract liabilities

Total
Balance at December 31, 2021	$6,019,371
Additions through advance billings to or payments from vendors	3,710,528
Revenue recognized from current period advance billings to or payments from vendors	(7,514,687)
Balance at December 31, 2022	2,215,212
Deconsolidation	(2,215,212)
Balance at December 31, 2023	$–